Business Segment and Geographic Information (Narratives) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Export sales to third-party customers									$ 134.9	$ 231.5	$ 205.0
Sales	$ 1,945.5	$ 1,914.5	$ 1,777.4	$ 1,866.3	$ 1,963.6	$ 1,934.4	$ 1,885.3	$ 2,041.0	7,503.7	7,824.3	8,384.0
Industrial Gases - Global [Member]
Segment Reporting Information [Line Items]
Sales									498.8	286.7	296.0
Industrial Gases - Global [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Sales									$ 232.4	$ 242.8	$ 192.4